Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Balance Sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	544,202	0	140,479
Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900
Ordinary shares, shares issued	22,773,542	22,484,657
Ordinary shares, shares outstanding	22,229,340	22,484,657
Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000
Ordinary shares, shares outstanding	8,315,000	8,315,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	544,202	0
Parent Company | Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	22,773,542	91,394,900
Ordinary shares, shares issued	22,229,340	22,484,657
Ordinary shares, shares outstanding	22,229,340	22,484,657
Parent Company | Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100
Ordinary shares, shares issued	8,315,000	8,315,000
Ordinary shares, shares outstanding	8,315,000	8,315,000